GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Revenue by Geographic Area
	Year ended December 31,
	2025	2024	2023

Americas, principally the U.S.	$1,142.7	$1,070.4	$1,025.7
EMEA *)	1,174.2	1,120.5	1,050.4
Israel	74.0	72.9	66.3
Asia Pacific	334.5	301.2	272.3

	$2,725.4	$2,565.0	$2,414.7

*) Includes Europe, the Middle East (excluding Israel) and Africa.

Schedule of Property and Equipment, Net and Right of Use Assets by Geographic Area
	December 31,
	2025	2024

Israel	$78.0	$78.4
U.S.	11.9	9.3
Rest of the world	24.4	20.2

	$114.3	$107.9

Schedule of Total Revenues by Product Lines
	Year ended December 31,
	2025	2024	2023

Product and licenses:
Network security Gateways	$506.2	$470.1	$452.0
Other *)	42.0	37.8	45.4

	548.2	507.9	497.4
Security subscriptions	1,219.0	1,104.2	981.2
Software updates and maintenance	958.2	952.9	936.1

Total revenues	$2,725.4	$2,565.0	$2,414.7

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Schedule of Financial Income Net
	Year ended December 31,
	2025	2024	2023

Financial income:
Interest income	$105.0	$93.6	$92.4
Amortization of marketable securities premium and accretion of discount, net	12.0	6.4	-

	117.0	100.0	92.4
Financial expense:
Amortization of marketable securities premium and accretion of discount, net	-	-	3.1
Realized loss on sale of marketable securities, net	-	-	6.7
Foreign currency re-measurement loss	1.0	2.1	3.8
Others	2.0	1.8	2.3

	3.0	3.9	15.9

	$114.0	$96.1	$76.5